ACQUISITION OF BUSINESSES - Schedule of Current Year Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill	$ 5,218	$ 2,411
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	2,514	1,306
Infrastructure services
Disclosure of detailed information about business combination [line items]
Goodwill	470	760
Industrials
Disclosure of detailed information about business combination [line items]
Goodwill	2,234	345
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	5,795	1,834
Contingent consideration	16	275
Total consideration	5,811	2,109
Cash and cash equivalents	330	658
Accounts and other receivable, net	1,428	872
Inventory, net	1,816	686
Assets held for sale	6
Equity accounted investments	847	329
Property, plant and equipment	6,615	4,874
Intangible assets	6,955	2,803
Goodwill	3,478	937
Deferred income tax assets	317	38
Financial assets	4,762	412
Other assets	395	1,234
Acquisition gain	(4)
Accounts payable and other	(4,731)	(3,517)
Borrowings	(709)	(3,668)
Deferred income tax liabilities	(1,117)	(156)
Net assets acquired before non-controlling interests	20,388	5,502
Non-controlling interests	(14,577)	(3,393)
Net assets acquired	5,811	2,109
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	2,024	25
Contingent consideration	15	0
Total consideration	2,039	25
Cash and cash equivalents	319	36
Accounts and other receivable, net	297	11
Inventory, net	41	2
Assets held for sale	6
Equity accounted investments	9	0
Property, plant and equipment	3,030	56
Intangible assets	535	28
Goodwill	1,572	36
Deferred income tax assets	136	0
Financial assets	4,735	0
Other assets	48	0
Acquisition gain	(4)
Accounts payable and other	(2,732)	(28)
Borrowings	(709)	(50)
Deferred income tax liabilities	(150)	(2)
Net assets acquired before non-controlling interests	7,133	89
Non-controlling interests	(5,094)	(64)
Net assets acquired	2,039	25
Adjustments to purchase price allocations, increase to goodwill	98
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	7	1,764
Contingent consideration	1	275
Total consideration	8	2,039
Cash and cash equivalents	0	592
Accounts and other receivable, net	2	786
Inventory, net	0	626
Assets held for sale	0
Equity accounted investments	0	328
Property, plant and equipment	3	4,631
Intangible assets	0	2,544
Goodwill	12	721
Deferred income tax assets	0	11
Financial assets	0	410
Other assets	0	1,234
Acquisition gain	0
Accounts payable and other	(1)	(3,290)
Borrowings	0	(3,352)
Deferred income tax liabilities	0	(82)
Net assets acquired before non-controlling interests	16	5,159
Non-controlling interests	(8)	(3,120)
Net assets acquired	8	2,039
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	3,764	45
Contingent consideration	0	0
Total consideration	3,764	45
Cash and cash equivalents	11	30
Accounts and other receivable, net	1,129	75
Inventory, net	1,775	58
Assets held for sale	0
Equity accounted investments	838	1
Property, plant and equipment	3,582	187
Intangible assets	6,420	231
Goodwill	1,894	180
Deferred income tax assets	181	27
Financial assets	27	2
Other assets	347	0
Acquisition gain	0
Accounts payable and other	(1,998)	(199)
Borrowings	0	(266)
Deferred income tax liabilities	(967)	(72)
Net assets acquired before non-controlling interests	13,239	254
Non-controlling interests	(9,475)	(209)
Net assets acquired	3,764	$ 45
Adjustments to purchase price allocations, increase to goodwill	$ 159